Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 21,193	$ 151,856	$ 8,152
Operating costs and expenses:
Costs of revenues	7,060	3,945	811
Research and development	76,963	55,532	42,175
Acquired in-process research and development	11,304	26,102	45,000
General and administrative	63,638	38,332	24,219
Intangible amortization	3,009	2,610	845
Loss (gain) on contingent liabilities	9,644	0	(8,121)
Total costs and operating expenses	171,618	126,521	104,929
(Loss) income from operations	(150,425)	25,335	(96,777)
Gain on derivative liabilities	2,830	0	5,520
Gain on marketable securities	0	0	27,193
Loss on foreign currency exchange	(1,243)	(178)	0
(Loss) gain on trading securities	(144)	(665)	356
Interest expense	(57,631)	(4,980)	(1,610)
Interest income	921	241	272
Loss on debt extinguishment	(8,089)	(4,275)	(222)
Loss on receivable	0	(163)	0
(Loss) income before income tax (benefit) loss and (loss) income on equity method investments	(213,781)	15,315	(65,268)
Income tax benefit	(6,274)	(36,038)	(896)
(Loss) income on equity method investments	(5,019)	(40,244)	435
Net (loss) income	(212,526)	11,109	(63,937)
Net (loss) income attributable to noncontrolling interests	(8,986)	1,977	(3,014)
Net (loss) income attributable to Sorrento	$ (203,540)	$ 9,132	$ (60,923)
Net (loss) income per share - basic per share attributable to Sorrento (USD per share)	$ (1.92)	$ 0.13	$ (1.21)
Net (loss) income per share - diluted per share attributable to Sorrento (USD per share)	$ (1.92)	$ 0.13	$ (1.21)
Weighted-average shares used during period - basic per share attributable to Sorrento (in shares)	106,150	69,742	50,360
Weighted-average shares used during period - diluted per share attributable to Sorrento (in shares)	106,150	70,381	50,360
Grant
Revenues:
Total revenues	$ 356	$ 206	$ 1,033
Royalties and licenses
Revenues:
Total revenues	480	140,381	4,017
Sales and services
Revenues:
Total revenues	$ 20,357	$ 11,269	$ 3,102